Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Nov. 08, 2012
Columbia Emerging Markets Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
         you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
         the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. For these purposes, emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. The Fund can invest in emerging market sovereign debt instruments of any credit quality including those rated investment grade and those in the lower rating categories of recognized rating agencies or considered by Columbia Management Investment Advisers, LLC (the Investment Manager) to be of comparable quality. Although the emerging markets sovereign debt universe largely consists of investment grade instruments, a significant portion of that universe is rated in these lower rating categories. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity.

		The Fund may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (“Rule 144A securities”) which are determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees (the Board).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	This Fund is designed for long-term investors with above-average risk tolerance. The Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk. Investments in emerging markets debt obligations are subject to increased credit risk.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities may be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Rule 144A Securities Risk. The Fund may invest significantly in Rule 144A securities which are determined to be liquid in accordance with procedures adopted by the Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, industry or sector will be more susceptible to changes in price. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

		Sovereign Debt Risk. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class R5 and Class Y shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. The returns shown for all periods are the returns of Class A shares of the Fund (which are not offered in this prospectus), which have been outstanding as long as any other class of the Fund.

The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s Class A share performance for the periods shown with those of a broad measure of market performance. Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).

		The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class R5 and Class Y shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 16.87% (quarter ended June 30, 2009).
  Lowest return for a calendar quarter was –12.38% (quarter ended December 31, 2008).
  Class A year-to-date return was 15.78% at September 30, 2012.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for all periods are the returns of Class A shares of the Fund (which are not offered in this prospectus), which have been outstanding as long as any other class of the Fund.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (unless otherwise noted) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Columbia Emerging Markets Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.53%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	418
10 years	rr_ExpenseExampleYear10	934
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	240
5 years	rr_ExpenseExampleNoRedemptionYear05	418
10 years	rr_ExpenseExampleNoRedemptionYear10	934
Columbia Emerging Markets Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.53%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	874
1 year	rr_ExpenseExampleNoRedemptionYear01	72
3 years	rr_ExpenseExampleNoRedemptionYear03	224
5 years	rr_ExpenseExampleNoRedemptionYear05	390
10 years	rr_ExpenseExampleNoRedemptionYear10	874
Columbia Emerging Markets Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	5.76%
2008	rr_AnnualReturn2008	(19.57%)
2009	rr_AnnualReturn2009	41.73%
2010	rr_AnnualReturn2010	15.86%
2011	rr_AnnualReturn2011	5.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.38%)
1 year	rr_AverageAnnualReturnYear01	0.57%
5 years	rr_AverageAnnualReturnYear05	7.04%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.38%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 16, 2006
Columbia Emerging Markets Bond Fund | shares returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(1.63%)
5 years	rr_AverageAnnualReturnYear05	4.75%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.14%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 16, 2006
Columbia Emerging Markets Bond Fund | shares returns after taxes on distributions and redemption of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.35%
5 years	rr_AverageAnnualReturnYear05	4.64%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.97%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 16, 2006
Columbia Emerging Markets Bond Fund | shares returns before taxes (without sales charges) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.58%
5 years	rr_AverageAnnualReturnYear05	8.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.28%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 16, 2006
Columbia Emerging Markets Bond Fund | J.P. Morgan Emerging Markets Bond Index-Global (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.46%
5 years	rr_AverageAnnualReturnYear05	8.08%
Life of Fund	rr_AverageAnnualReturnSinceInception	8.14%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory fee rates.
[2]	Other expenses are based on estimated amounts for the current fiscal year.